Nature of Operations	12 Months Ended
Mar. 31, 2011
Nature of Operations
Nature of Operations

1.    Nature of operations:

Nippon Telegraph and Telephone Corporation ("NTT") and its subsidiaries ("NTT Group") conduct the following main business activities: regional communications (domestic intra-prefectural communication services and incidental services), principally operated by Nippon Telegraph and Telephone East Corporation ("NTT East") and Nippon Telegraph and Telephone West Corporation ("NTT West"); long-distance and international communications (domestic inter-prefectural communication services, international communication services and incidental services), principally operated by NTT Communications Corporation ("NTT Communications"); mobile communications (mobile phone services and incidental services), principally operated by NTT DOCOMO, Inc. ("NTT DOCOMO"); and data communications (system integration, network system services, etc.), principally operated by NTT DATA CORPORATION ("NTT DATA"). NTT's mobile communications business plans to terminate mova services on March 31, 2012.

Pursuant to the Nippon Telegraph and Telephone Corporation Law ("NTT Law") as approved by the Japanese Diet, NTT was incorporated on April 1, 1985, upon which all the assets and liabilities of Nippon Telegraph and Telephone Public Corporation ("Public Corporation") were transferred to NTT. As provided for in the supplementary provisions of the NTT Law, all the new shares held by Public Corporation were transferred to the Japanese Government upon the dissolution of Public Corporation on April 1, 1985. The NTT Law specifies, however, that such government ownership may eventually be reduced to one-third. Since incorporation, the Japanese Government has sold NTT's common stock to the public. The Japanese Government's ownership ratio of NTT's issued stock is 36.6% as of March 31, 2011. As a normal part of its business operations, NTT provides various telecommunications and other services to the Japanese Government.